UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Core Bond Portfolio

December 31, 2016

Portfolio of Investments

Corporate Bonds & Notes — 31.7%

Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.3%
Lockheed Martin Corp., 4.70%, 5/15/46	$810	$882,866
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	620	619,832

		$1,502,698

Automotive — 0.6%
General Motors Co., 4.875%, 10/2/23	$434	$455,126
General Motors Co., 5.00%, 4/1/35	1,061	1,036,141
Magna International, Inc., 4.15%, 10/1/25	468	485,085
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	1,000	1,035,000

		$3,011,352

Banks — 7.0%
American Express Co., 3.625%, 12/5/24	$1,162	$1,167,349
Bank of America Corp., 3.30%, 1/11/23	1,237	1,241,584
Bank of America Corp., 5.65%, 5/1/18	807	845,696
Bank of America Corp., 6.11%, 1/29/37	175	205,467
Capital One Bank (USA), NA, 3.375%, 2/15/23	892	883,952
Capital One Financial Corp., 3.75%, 4/24/24	700	709,414
Citigroup, Inc., 3.70%, 1/12/26	1,000	995,361
Citigroup, Inc., 4.30%, 11/20/26	698	704,907
Citigroup, Inc., 4.50%, 1/14/22	725	773,103
Citigroup, Inc., 6.625%, 6/15/32	172	208,921
Citizens Financial Group, Inc., 2.375%, 7/28/21	1,450	1,422,151
Commonwealth Bank of Australia, 1.75%, 11/7/19(1)	1,517	1,504,241
Discover Bank, 3.20%, 8/9/21	950	955,709
Discover Financial Services, 3.95%, 11/6/24	490	485,838
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,164,545
First Horizon National Corp., 3.50%, 12/15/20	1,009	1,018,321
First Republic Bank, 4.375%, 8/1/46	1,000	910,619
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	973,342
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	1,500	1,524,510
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,294,178
Huntington Bancshares, Inc., 3.15%, 3/14/21	1,185	1,201,873
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	1,944,560
JPMorgan Chase & Co., 5.625%, 8/16/43	628	721,977
Morgan Stanley, 2.45%, 2/1/19	780	785,469
Morgan Stanley, 2.625%, 11/17/21	470	464,418
Morgan Stanley, 4.35%, 9/8/26	643	656,463
Morgan Stanley, 4.875%, 11/1/22	1,132	1,213,430
PPTT, 2006-A GS, Class A, 5.991%(1)(2)	259	242,016
Regions Financial Corp., 3.20%, 2/8/21	1,526	1,547,802
Santander Holdings USA, Inc., 2.70%, 5/24/19	685	684,591

Security	Principal Amount (000’s omitted)	Value

Banks (continued)
Santander Holdings USA, Inc., 4.50%, 7/17/25	$712	$707,881
Suntrust Banks, Inc., 2.90%, 3/3/21	569	577,116
Toronto-Dominion Bank (The), 3.625% to 9/15/26, 9/15/31(3)	750	738,145
U.S. Bancorp, 2.35%, 1/29/21	1,388	1,390,844
Wells Fargo & Co., 3.45%, 2/13/23	1,141	1,144,902
Wells Fargo & Co., 4.10%, 6/3/26	364	368,708
Westpac Banking Corp., 4.322% to 11/23/26, 11/23/31(3)	571	571,370

		$33,950,773

Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	$1,185	$1,191,558
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	730	786,925
Coca-Cola Co. (The), 1.875%, 10/27/20	1,300	1,288,651
Constellation Brands, Inc., 4.25%, 5/1/23	1,315	1,370,085

		$4,637,219

Building Materials — 0.3%
Owens Corning, 3.40%, 8/15/26	$983	$934,291
Owens Corning, 4.20%, 12/15/22	502	521,439

		$1,455,730

Chemicals — 0.6%
Ecolab, Inc., 4.35%, 12/8/21	$340	$367,483
Potash Corp. of Saskatchewan, Inc., 4.00%, 12/15/26	1,475	1,485,133
Westlake Chemical Corp., 3.60%, 8/15/26(1)	987	949,838

		$2,802,454

Commercial Services — 0.5%
Block Financial, LLC, 5.25%, 10/1/25	$870	$880,248
Total System Services, Inc., 3.80%, 4/1/21	1,250	1,290,361

		$2,170,609

Computers — 0.2%
Apple, Inc., 2.85%, 2/23/23	$1,080	$1,086,482

		$1,086,482

Diversified Financial Services — 1.8%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.95%, 2/1/22	$1,000	$1,011,250
Air Lease Corp., 3.375%, 6/1/21	1,200	1,216,805
Ally Financial, Inc., 3.25%, 9/29/17	975	982,922

17	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)
International Lease Finance Corp., 6.25%, 5/15/19	$722	$777,955
Janus Capital Group, Inc., 4.875%, 8/1/25	964	995,156
Jefferies Group, LLC, 5.125%, 1/20/23	633	662,692
Legg Mason, Inc., 4.75%, 3/15/26	1,185	1,227,165
Raymond James Financial, Inc., 3.625%, 9/15/26	1,000	975,755
Synchrony Financial, 3.75%, 8/15/21	1,035	1,063,947

		$8,913,647

Educational Services — 0.1%
University of Notre Dame du Lac, 3.438%, 2/15/45	$660	$630,803

		$630,803

Electric Utilities — 1.5%
Comision Federal de Electricidad, 4.75%, 2/23/27(1)	$1,500	$1,443,750
Enel Americas SA, 4.00%, 10/25/26	1,550	1,482,203
Entergy Corp., 4.00%, 7/15/22	1,046	1,093,968
ITC Holdings Corp., 4.05%, 7/1/23	680	697,863
Pacific Gas & Electric Co., 4.00%, 12/1/46	965	953,767
Trinidad Generation UnLtd, 5.25%, 11/4/27(1)	477	465,595
Tyco Electronics Group SA, 3.70%, 2/15/26	1,070	1,092,834

		$7,229,980

Electrical and Electronic Equipment — 0.8%
FLIR Systems, Inc., 3.125%, 6/15/21	$910	$912,537
Jabil Circuit, Inc., 4.70%, 9/15/22	1,400	1,435,000
NXP B.V./NXP Funding, LLC, 4.125%, 6/15/20(1)	400	415,000
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	1,070	1,126,175

		$3,888,712

Foods — 0.6%
BRF GmbH, 4.35%, 9/29/26(1)	$1,000	$927,500
Delhaize Group SA, 5.70%, 10/1/40	849	942,371
ESAL GmbH, 6.25%, 2/5/23(1)	800	806,400

		$2,676,271

Health Services — 0.9%
Dignity Health, 3.812%, 11/1/24	$845	$840,768
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	845	903,094
MEDNAX, Inc., 5.25%, 12/1/23(1)	1,420	1,466,150
Tenet Healthcare Corp., 4.75%, 6/1/20	950	959,500

		$4,169,512

Security	Principal Amount (000’s omitted)	Value

Household Products — 0.4%
Clorox Co. (The), 3.05%, 9/15/22	$600	$608,499
Newell Brands, Inc., 3.85%, 4/1/23	1,426	1,479,662

		$2,088,161

Industrial Conglomerates — 0.3%
General Electric Capital Corp., 5.30%, 2/11/21	$1,120	$1,241,849

		$1,241,849

Insurance — 1.1%
Aflac, Inc., 6.45%, 8/15/40	$88	$115,287
Aon PLC, 3.875%, 12/15/25	1,348	1,374,676
Arch Capital Finance, LLC, 5.031%, 12/15/46	1,000	1,048,809
Hanover Insurance Group, Inc. (The), 4.50%, 4/15/26	870	874,663
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	841	857,207
Principal Financial Group, Inc., 4.30%, 11/15/46	534	524,292
UnitedHealth Group, Inc., 2.875%, 12/15/21	724	733,665

		$5,528,599

Lodging and Gaming — 0.3%
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	$160	$167,264
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	505	492,375
MGM Resorts International, 4.625%, 9/1/26	900	870,750

		$1,530,389

Machinery — 0.4%
Stanley Black & Decker, Inc., 1.622%, 11/17/18	$1,047	$1,040,824
Xylem, Inc., 3.25%, 11/1/26	1,085	1,054,180

		$2,095,004

Media — 0.8%
Altice US Finance I Corp., 5.375%, 7/15/23(1)	$1,000	$1,041,250
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	1,610	1,670,375
Comcast Corp., 2.75%, 3/1/23	1,073	1,065,076

		$3,776,701

Mining — 0.4%
Barrick Gold Corp., 4.10%, 5/1/23	$935	$959,520
Freeport-McMoRan, Inc., 3.55%, 3/1/22	900	841,500

		$1,801,020

18	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Oil and Gas — 2.7%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$675	$711,703
Anadarko Petroleum Corp., 6.95%, 6/15/19	716	794,816
BP Capital Markets PLC, 2.112%, 9/16/21	1,548	1,518,390
ConocoPhillips Co., 4.20%, 3/15/21	158	167,854
Ecopetrol SA, 5.875%, 9/18/23	1,400	1,485,400
EOG Resources, Inc., 4.15%, 1/15/26	1,330	1,392,527
Exxon Mobil Corp., 1.708%, 3/1/19	1,419	1,422,186
Noble Energy, Inc., 3.90%, 11/15/24	937	944,556
Petroleos Mexicanos, 6.875%, 8/4/26(1)	1,500	1,586,250
Shell International Finance B.V., 3.25%, 5/11/25	1,300	1,298,626
Tesoro Corp., 4.75%, 12/15/23(1)	940	946,462
Total Capital International SA, 2.70%, 1/25/23	883	873,682

		$13,142,452

Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$872,053

		$872,053

Pharmaceuticals — 2.0%
Abbott Laboratories, 2.90%, 11/30/21	$1,444	$1,442,208
Actavis Funding SCS, 3.00%, 3/12/20	1,322	1,340,659
Actavis Funding SCS, 4.55%, 3/15/35	796	789,091
Celgene Corp., 3.55%, 8/15/22	1,041	1,067,834
Mylan N.V., 3.95%, 6/15/26(1)	1,416	1,325,852
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	1,500	1,449,210
Teva Pharmaceutical Finance Netherlands III B.V., 2.20%, 7/21/21	1,205	1,152,986
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/1/46	1,234	1,059,502

		$9,627,342

Pipelines — 0.6%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$446,751
Plains All America Pipeline, L.P./PAA Finance Corp., 4.50%, 12/15/26	485	492,265
Plains All America Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	663	685,292
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27(1)	750	759,375
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	612,988

		$2,996,671

Security	Principal Amount (000’s omitted)	Value

Real Estate Investment Trusts (REITs) — 0.6%
CBL & Associates, L.P., 5.95%, 12/15/26	$876	$882,760
Essex Portfolio, L.P., 3.25%, 5/1/23	805	802,302
Simon Property Group, L.P., 2.50%, 7/15/21	1,400	1,400,999

		$3,086,061

Retail-Drug Stores — 0.8%
CVS Health Corp., 2.125%, 6/1/21	$500	$491,763
CVS Health Corp., 5.125%, 7/20/45	1,120	1,250,621
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	1,200	1,221,871
Walgreens Boots Alliance, Inc., 4.65%, 6/1/46	730	742,269

		$3,706,524

Retail-Specialty and Apparel — 0.3%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	$992	$944,435
Signet UK Finance PLC, 4.70%, 6/15/24	500	479,367

		$1,423,802

Software — 1.1%
Activision Blizzard, Inc., 2.30%, 9/15/21(1)	$1,530	$1,493,285
Electronic Arts, Inc., 4.80%, 3/1/26	1,400	1,483,121
Microsoft Corp., 1.55%, 8/8/21	1,465	1,420,521
Oracle Corp., 4.50%, 7/8/44	988	1,009,148

		$5,406,075

Technology — 0.3%
Broadcom Corp., 2.70%, 11/1/18	$1,000	$987,693
KLA-Tencor Corp., 4.65%, 11/1/24	401	424,686

		$1,412,379

Telecommunications — 1.2%
AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,024,004
AT&T, Inc., 3.60%, 2/17/23	1,834	1,850,194
Verizon Communications, Inc., 5.15%, 9/15/23	1,925	2,129,373
Verizon Communications, Inc., 6.00%, 4/1/41	785	903,167

		$5,906,738

Tobacco — 0.2%
Altria Group, Inc., 4.00%, 1/31/24	$800	$845,645
Reynolds American, Inc., 5.85%, 8/15/45	230	272,859

		$1,118,504

19	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Toys, Games & Hobbies — 0.3%
Mattel, Inc., 2.35%, 8/15/21	$1,493	$1,457,476

		$1,457,476

Utilities — 1.5%
American Water Capital Corp., 3.40%, 3/1/25	$365	$373,440
American Water Capital Corp., 4.30%, 9/1/45	842	880,065
Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,422,316
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	2,380	2,361,319
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,017,062
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,177,653

		$7,231,855

Total Corporate Bonds & Notes (identified cost $153,168,870)		$153,575,897

Agency Mortgage-Backed Securities — 26.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$1,111	$1,197,928
Pool #C03490, 4.50%, 8/1/40	906	977,172
Pool #C03815, 3.50%, 3/1/42	675	695,764
Pool #C03921, 3.50%, 5/1/42	697	719,274
Pool #C09013, 3.00%, 9/1/42	798	796,521
Pool #C09031, 2.50%, 2/1/43	2,070	1,977,805
Pool #C09032, 3.50%, 2/1/43	1,164	1,198,476
Pool #C91875, 3.50%, 6/1/36	1,353	1,409,689
Pool #E01322, 5.00%, 3/1/18	676	689,018
Pool #E03099, 2.50%, 3/1/27	4,865	4,945,928
Pool #E03124, 3.00%, 4/1/27	1,007	1,039,990
Pool #G04913, 5.00%, 3/1/38	1,064	1,168,139
Pool #G05958, 5.00%, 8/1/40	252	275,891
Pool #G07459, 3.50%, 8/1/43	2,662	2,739,664
Pool #G07527, 3.00%, 10/1/43	520	519,149
Pool #G07589, 5.50%, 6/1/41	1,005	1,125,578
Pool #G08348, 5.00%, 6/1/39	267	292,516
Pool #G08524, 3.00%, 3/1/43	1,282	1,279,803
Pool #G08534, 3.00%, 6/1/43	2,220	2,215,645
Pool #G08596, 4.50%, 7/1/44	1,282	1,379,092
Pool #G08666, 3.00%, 9/1/45	2,626	2,612,833
Pool #G08670, 3.00%, 10/1/45	1,722	1,712,543
Pool #G08701, 3.00%, 4/1/46	2,619	2,603,628

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Pool #G08717, 4.00%, 8/1/46	$2,750	$2,890,681
Pool #G08738, 3.50%, 12/1/46	2,826	2,899,905
Pool #G18176, 5.00%, 4/1/22	85	89,843
Pool #G18309, 4.50%, 5/1/24	211	223,978
Pool #G18544, 2.50%, 3/1/30	702	703,712
Pool #G18566, 3.50%, 8/1/30	1,197	1,254,886
Pool #G60173, 4.00%, 7/1/45	1,518	1,604,764
Pool #G60761, 3.00%, 10/1/43	2,582	2,577,178
Pool #J19206, 3.00%, 5/1/27	585	603,226
Pool #Q00285, 4.50%, 4/1/41	680	732,381
Pool #Q10378, 3.00%, 8/1/42	1,354	1,350,536
Pool #Q17453, 3.50%, 4/1/43	2,090	2,151,940
Pool #Q21661, 3.50%, 9/1/43	663	681,689
Pool #Q29436, 4.00%, 11/1/44	1,616	1,705,750
Pool #Q34310, 3.50%, 6/1/45	2,458	2,520,035
Pool #Q34966, 4.00%, 7/1/45	1,110	1,167,398
Pool #Q40264, 3.50%, 5/1/46	2,007	2,056,416

		$58,786,364

Federal National Mortgage Association:
Pool #735403, 5.00%, 4/1/35	$152	$167,586
Pool #735415, 6.50%, 12/1/32	315	359,204
Pool #889982, 5.50%, 11/1/38	84	93,444
Pool #890397, 3.50%, 12/1/26	69	72,405
Pool #890427, 3.50%, 4/1/42	1,348	1,390,900
Pool #929009, 6.00%, 1/1/38	255	288,633
Pool #995203, 5.00%, 7/1/35	30	33,229
Pool #AB4827, 3.50%, 4/1/42	403	415,495
Pool #AB6633, 3.50%, 10/1/42	848	874,591
Pool #AB8923, 3.00%, 4/1/43	1,634	1,630,969
Pool #AE0949, 4.00%, 2/1/41	395	417,081
Pool #AE0971, 4.00%, 5/1/25	288	303,880
Pool #AE9757, 4.00%, 12/1/40	77	81,035
Pool #AH0944, 4.00%, 12/1/40	924	977,000
Pool #AH1559, 4.00%, 12/1/40	147	155,581
Pool #AH3575, 4.50%, 1/1/41	309	333,131
Pool #AH3804, 4.00%, 2/1/41	706	745,225
Pool #AH6827, 4.00%, 3/1/26	432	455,277
Pool #AH9055, 4.50%, 4/1/41	529	570,952
Pool #AK3264, 3.00%, 2/1/27	263	271,493
Pool #AK6759, 3.50%, 3/1/42	1,243	1,280,920
Pool #AL2551, 3.50%, 10/1/42	332	343,461
Pool #AL3865, 3.50%, 7/1/43	84	86,393
Pool #AL5162, 3.00%, 9/1/43	1,184	1,182,892
Pool #AL6838, 4.00%, 4/1/43	1,050	1,109,106
Pool #AL7019, 3.50%, 11/1/42	2,244	2,313,822
Pool #AL7524, 5.00%, 7/1/41	1,519	1,663,035

20	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association.: (continued)
Pool #AO4647, 3.50%, 6/1/42	$539	$556,112
Pool #AP2133, 3.50%, 8/1/42	284	293,192
Pool #AS0304, 3.00%, 8/1/43	538	536,773
Pool #AS3892, 4.00%, 11/1/44	1,449	1,527,376
Pool #AS4421, 4.00%, 2/1/45	1,000	1,057,366
Pool #AS5332, 4.00%, 7/1/45	1,707	1,802,978
Pool #AS5783, 2.50%, 9/1/30	1,146	1,148,938
Pool #AS6014, 4.00%, 10/1/45	1,128	1,190,951
Pool #AS6811, 3.00%, 3/1/46	1,904	1,893,721
Pool #AT7865, 3.00%, 6/1/28	3,158	3,252,229
Pool #AZ3743, 3.50%, 11/1/45	2,756	2,826,556
Pool #BA0891, 3.50%, 1/1/46	3,092	3,170,830
Pool #BA0908, 3.50%, 3/1/46	1,853	1,900,496
Pool #BA2906, 4.00%, 11/1/45	1,720	1,821,297
Pool #BA3938, 3.50%, 1/1/46	2,393	2,456,143
Pool #BC1849, 3.00%, 5/1/46	3,365	3,347,173
Pool #BC6815, 3.00%, 6/1/46	2,414	2,401,342
Pool #MA0634, 4.50%, 1/1/31	959	1,032,520
Pool #MA0956, 4.00%, 1/1/42	1,667	1,759,948
Pool #MA1003, 3.50%, 3/1/42	998	1,029,011
Pool #MA1060, 2.50%, 5/1/27	859	873,842
Pool #MA1438, 2.50%, 5/1/28	912	924,204
Pool #MA1789, 4.50%, 2/1/44	1,101	1,195,740
Pool #MA2389, 3.50%, 9/1/35	857	893,212
Pool #MA2486, 3.50%, 12/1/30	1,947	2,038,555
Pool #MA2653, 4.00%, 6/1/46	2,751	2,893,022
Pool #MA2711, 3.00%, 8/1/46	1,922	1,893,517

		$63,333,784

Government National Mortgage Association:
Pool #778794, 3.50%, 1/15/42	$2,026	$2,114,892
Pool #AQ1784, 3.50%, 12/20/45	2,201	2,301,635

		$4,416,527

Total Agency Mortgage-Backed Securities (identified cost $128,364,595)		$126,536,675

Collateralized Mortgage Obligations — 1.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 3820, Class DJ, 3.00%, 11/15/35	$2,217	$2,257,868
Series 4030, Class PA, 3.50%, 6/15/40	893	913,870

		$3,171,738

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$487	$533,219
Series 2011-117, Class QA, 3.50%, 10/25/31	1,559	1,595,801
Series 2013-130, Class EA, 3.00%, 6/25/38	1,667	1,697,553
Series 2014-70, Class KP, 3.50%, 3/25/44	1,836	1,908,776

		$5,735,349

Total Collateralized Mortgage Obligations (identified cost $8,953,435)		$8,907,087

Commercial Mortgage-Backed Securities — 4.6%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2013-1, Class A, 2.40%, 11/15/25(1)	$3	$2,794
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	880	886,088
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(4)	11	10,844
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW15, Class A4, 5.331%, 2/11/44	577	577,606
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class C, 4.443%, 12/10/54(4)	1,050	1,016,070
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	400,494
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	769,759
COMM Mortgage Trust
Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	172,335
Series 2013-CR11, Class C, 5.169%, 10/10/46(1)(4)	500	527,767
Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	506,589
Series 2014-CR21, Class C, 4.417%, 12/10/47(4)	500	497,454
Series 2014-LC17, Class A2, 3.164%, 10/10/47	550	565,253
Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	325	232,613
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	678,525
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.365%, 12/15/49(4)	1,500	1,455,783
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class D, 4.66%, 8/15/47(1)(4)	675	546,263
Series 2014-C22, Class D, 4.56%, 9/15/47(1)(4)	500	440,487
Series 2014-C23, Class D, 3.959%, 9/15/47(1)(4)	250	202,076
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class A3, 4.171%, 8/15/46	901	966,425
Series 2013-C13, Class D, 4.053%, 1/15/46(1)(4)	2,000	1,836,729
Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	220,961

21	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class C, 4.297%, 12/15/49(4)	$1,050	$1,016,335
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4, 5.902%, 6/11/49(4)	2,265	2,300,844
Series 2007-IQ16, Class A4, 5.809%, 12/12/49	1,435	1,456,317
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(1)	1,000	1,005,058
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.546%, 5/10/45(1)(4)	850	852,285
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class C, 5.599%, 11/15/43(1)(4)	500	534,704
Series 2015-LC22, Class C, 4.54%, 9/15/58(4)	900	883,621
Series 2015-SG1, Class C, 4.471%, 12/15/47(4)	1,500	1,426,962
WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class AS, 3.345%, 5/15/45	110	111,036

Total Commercial Mortgage-Backed Securities (identified cost $22,362,517)		$22,100,077

Asset-Backed Securities — 7.1%

Security	Principal Amount (000’s omitted)	Value

Automotive — 4.3%
AmeriCredit Automobile Receivables Trust
Series 2015-3, Class A2A, 1.07%, 1/8/19	$814	$813,540
Series 2016-2, Class B, 2.21%, 5/10/21	610	610,317
Series 2016-4, Class A3, 1.53%, 7/8/21	825	819,599
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450	456,386
BMW Vehicle Lease Trust
Series 2016-2, Class A3, 1.43%, 9/20/19	825	825,346
California Republic Auto Receivables Trust
Series 2013-2, Class A2, 1.23%, 3/15/19	92	92,517
CarMax Auto Owner Trust
Series 2016-1, Class A2A, 1.30%, 4/15/19	495	495,583
Enterprise Fleet Financing, LLC
Series 2014-1, Class A3, 1.38%, 9/20/19(1)	500	499,474
Fifth Third Auto Trust
Series 2014-1, Class A4, 1.14%, 10/15/20	365	365,023
First Investors Auto Owner Trust
Series 2015-2A, Class A1, 1.59%, 12/16/19(1)	703	703,024
Series 2016-1A, Class A1, 1.92%, 5/15/20(1)	412	413,192
Series 2016-2A, Class A1, 1.53%, 11/16/20(1)	440	439,923

Security	Principal Amount (000’s omitted)	Value

Automotive (continued)
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	$475	$474,723
Series 2016-A, Class A2A, 1.12%, 12/15/18	233	233,134
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(1)	775	773,186
Honda Auto Receivables Owner Trust
Series 2014-2, Class A4, 1.18%, 5/18/20	570	569,693
Hyundai Auto Receivables Trust
Series 2015-C, Class A2A, 0.99%, 11/15/18	233	233,288
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3, 1.26%, 2/16/21	1,650	1,637,074
Santander Drive Auto Receivables Trust
Series 2015-1, Class B, 1.97%, 11/15/19	1,192	1,194,609
Series 2016-1, Class A2A, 1.41%, 7/15/19	959	960,077
Series 2016-3, Class A3, 1.50%, 8/17/20	980	975,899
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A3, 1.524%, 3/25/20(1)	590	586,701
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	1,860	1,858,456
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2, 1.40%, 7/22/19(1)	455	454,738
World Omni Auto Receivables Trust
Series 2014-A, Class A4, 1.53%, 6/15/20	1,915	1,918,690
Series 2016-A, Class A2, 1.32%, 12/16/19	1,247	1,247,579
Series 2016-B, Class A2, 1.10%, 1/15/20	1,000	997,894

		$20,649,665

Computers — 0.2%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(1)	$1,225	$1,232,336

		$1,232,336

Other — 1.5%
Ascentium Equipment Receivable Trust
Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	$1,691	$1,691,601
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	815	818,367
Leaf II Receivables Funding, LLC
Series 2015-1, Class A4, 2.03%, 8/17/20(1)	555	555,227
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	1,250	1,255,870
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	101	100,576
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	315	316,874

22	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other (continued)
SpringCastle Funding Trust
Series 2016-AA, Class A, 3.05%, 4/25/29(1)	$1,412	$1,420,744
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	700	700,522
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(1)	600	596,426

		$7,456,207

Restaurants — 0.5%
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)	$1,197	$1,204,196
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	1,037	1,038,037

		$2,242,233

Single Family Home Rental — 0.6%
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.486%, 6/17/31(1)(5)	$1,000	$998,411
Colony American Homes
Series 2014-1A, Class C, 2.586%, 5/17/31(1)(5)	915	914,576
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	672	668,874
Invitation Homes Trust
Series 2013-SFR1, Class D, 2.905%, 12/17/30(1)(5)	350	351,290

		$2,933,151

Total Asset-Backed Securities (identified cost $34,524,360)		$34,513,592

Foreign Government and Agency Securities — 0.5%

Security	Principal Amount (000’s omitted)	Value

Bermuda — 0.1%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$532,527

		$532,527

Mexico — 0.3%
Government of Mexico, 3.60%, 1/30/25	$500	$483,250
Government of Mexico, 4.00%, 10/2/23	790	793,792

		$1,277,042

Security	Principal Amount (000’s omitted)	Value

Panama — 0.1%
Republic of Panama, 3.875%, 3/17/28	$700	$686,000

		$686,000

Total Foreign Government and Agency Securities (identified cost $2,511,771)		$2,495,569

U.S. Treasury Obligations — 26.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.625%, 2/15/44	$14,676	$16,236,235
U.S. Treasury Bond, 3.875%, 8/15/40	21,402	24,534,632
U.S. Treasury Bond, 5.375%, 2/15/31	413	549,259
U.S. Treasury Note, 1.25%, 7/31/23	4,079	3,835,928
U.S. Treasury Note, 1.50%, 5/31/19	23,602	23,706,510
U.S. Treasury Note, 2.625%, 8/15/20	56,416	58,302,607

Total U.S. Treasury Obligations (identified cost $128,614,748)		$127,165,171

Preferred Securities — 0.1%

Security	Shares	Value

Insurance — 0.1%
American Overseas Group, Ltd., Series A, 4.52%(5)(6)(7)	2,000	$400,000

Total Preferred Securities (identified cost $2,017,240)		$400,000

Short-Term Investments — 1.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.81%(8)	5,595,662	$5,596,221

Total Short-Term Investments (identified cost $5,596,722)		$5,596,221

Total Investments — 99.4% (identified cost $486,114,258)		$481,290,289

Other Assets, Less Liabilities — 0.6%		$2,965,605

Net Assets — 100.0%		$484,255,894

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

23	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Portfolio of Investments — continued

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $49,567,191 or 10.2% of the Portfolio’s net assets.

(2)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2016.

(5)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2016.

(6)	Non-income producing security.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2016.

24	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Statement of Assets and Liabilities

Assets	December 31, 2016
Unaffiliated investments, at value (identified cost, $480,517,536)	$475,694,068
Affiliated investment, at value (identified cost, $5,596,722)	5,596,221
Interest receivable	3,253,123
Dividends receivable from affiliated investment	9,397
Receivable from affiliate	3,766
Total assets	$484,556,575

Liabilities
Payable to affiliates:
Investment adviser fee	$177,095
Trustees’ fees	6,303
Accrued expenses	117,283
Total liabilities	$300,681
Net Assets applicable to investors’ interest in Portfolio	$484,255,894

Sources of Net Assets
Investors’ capital	$489,079,863
Net unrealized depreciation	(4,823,969)
Total	$484,255,894

25	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Statement of Operations

Investment Income	Year Ended December 31, 2016
Interest	$10,986,221
Securities lending income, net	401
Interest allocated from/dividends from affiliated investment	63,670
Expenses allocated from affiliated investment	(1,267)
Total investment income	$11,049,025

Expenses
Investment adviser fee	$1,982,118
Trustees’ fees and expenses	25,001
Custodian fee	128,580
Legal and accounting services	83,806
Miscellaneous	17,207
Total expenses	$2,236,712
Deduct —
Allocation of expenses to affiliate	$35,707
Total expense reductions	$35,707

Net expenses	$2,201,005

Net investment income	$8,848,020

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$697,857
Investment transactions in/allocated from affiliated investment	2,443
Net realized gain	$700,300
Change in unrealized appreciation (depreciation) —
Investments	$(1,296,387)
Investments — affiliated investment	(501)
Net change in unrealized appreciation (depreciation)	$(1,296,888)

Net realized and unrealized loss	$(596,588)

Net increase in net assets from operations	$8,251,432

26	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$8,848,020	$5,204,122
Net realized gain (loss) from investment transactions and financial futures contracts	700,300	(1,842,987)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,296,888)	(4,111,229)
Net increase (decrease) in net assets from operations	$8,251,432	$(750,094)
Capital transactions —
Contributions	$273,785,174	$148,178,748
Withdrawals	(140,464,710)	(19,282,676)
Net increase in net assets from capital transactions	$133,320,464	$128,896,072

Net increase in net assets	$141,571,896	$128,145,978

Net Assets
At beginning of year	$342,683,998	$214,538,020
At end of year	$484,255,894	$342,683,998

27	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2016		2015		2014		2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.50%		0.50%		0.50%		0.50%	0.50%
Net investment income	2.01%		2.00%		2.47%		2.48%	2.93%
Portfolio Turnover	132	%(3)	159	%(3)	134	%(3)	107%	113%

Total Return(2)	2.73%		0.04%		5.27%		(1.04)%	5.12%

Net assets, end of year (000’s omitted)	$484,256		$342,684		$214,538		$177,700	$114,900

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.02%, 0.03%, 0.07% and 0.07% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(3)	Includes the effect of To-Be-Announced (TBA) transactions.

28	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2016, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 68.9% and 31.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the

29

Core Bond Portfolio

December 31, 2016

Notes to Financial Statements — continued

Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of December 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

H  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2016, the Portfolio’s investment adviser fee amounted to $1,982,118 or 0.45% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $35,707 of the Portfolio’s operating expenses for the year ended December 31, 2016. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

30

Core Bond Portfolio

December 31, 2016

Notes to Financial Statements — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and TBA transactions, for the year ended December 31, 2016 were as follows:

	Purchases	Sales
Investments (non-U.S. Government)	$213,842,583	$145,433,644
U.S. Government and Agency Securities	512,608,081	424,463,346

	$726,450,664	$569,896,990

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$487,566,025

Gross unrealized appreciation	$2,469,762
Gross unrealized depreciation	(8,745,498)

Net unrealized depreciation	$(6,275,736)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include interest rate swaptions purchased and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2016, there were no obligations outstanding under these financial instruments.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio held interest rate swaptions during the year ended December 31, 2016.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to

31

Core Bond Portfolio

December 31, 2016

Notes to Financial Statements — continued

a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Interest rate swaptions purchased	$(956,542	)(1)	$802,685	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments.

The average notional amount of interest rate swaptions purchased outstanding during the year ended December 31, 2016, which is indicative of the volume of this derivative type, was approximately $6,531,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2016.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral. At December 31, 2016, the Portfolio had no securities on loan.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

32

Core Bond Portfolio

December 31, 2016

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$153,575,897	$—	$153,575,897
Agency Mortgage-Backed Securities	—	126,536,675	—	126,536,675
Collateralized Mortgage Obligations	—	8,907,087	—	8,907,087
Commercial Mortgage-Backed Securities	—	22,100,077	—	22,100,077
Asset-Backed Securities	—	34,513,592	—	34,513,592
Foreign Government and Agency Securities	—	2,495,569	—	2,495,569
U.S. Treasury Obligations	—	127,165,171	—	127,165,171
Preferred Securities	—	—	400,000	400,000
Short-Term Investments	—	5,596,221	—	5,596,221

Total Investments	$—	$480,890,289	$400,000	$481,290,289

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2016 is not presented. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

33

Core Bond Portfolio

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Core Bond Portfolio:

We have audited the accompanying statement of assets and liabilities of Core Bond Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Core Bond Portfolio as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2017

34

Eaton Vance

Core Bond Fund

December 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Core Bond Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

35

Eaton Vance

Core Bond Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

36

Eaton Vance

Core Bond Fund

December 31, 2016

Management and Organization — continued

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978    12.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief

Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2015 and December 31, 2016 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/15	12/31/16
Audit Fees	$46,685	$49,385
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$19,148	$19,339
All Other Fees(3)	$0	$0

Total	$65,833	$68,724

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2015 and December 31, 2016; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/15	12/31/16
Registrant	$19,148	$19,339
Eaton Vance(1)	$56,434	$46,000

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017